Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	820,656	$ 837,722
Less: Accumulated depreciation and amortization	(392,563)	(392,678)
Property, plant and equipment, net	428,093	445,044
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	1 year
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,653	17,172
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	300,131	301,069
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	2 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	244,906	232,097
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	102,835	103,965
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	2 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	86,556	86,326
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	1 year
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	13 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	70,575	$ 97,093